Cover	Jul. 29, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2021
Entity File Number	001-39609
Entity Registrant Name	Hillman Solutions Corp.
Entity Central Index Key	0001822492
Entity Tax Identification Number	85-2096734
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10590 Hamilton Avenue
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45231
City Area Code	513
Local Phone Number	851-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	HLMN
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50
Trading Symbol	HLMNW
Security Exchange Name	NASDAQ